UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                     USAA CORNERSTONE
                           STRATEGY Fund

                              [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

       A n n u a l   R e p o r t

--------------------------------------------------------------------------------
       MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                      2

   INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                      5

   FINANCIAL INFORMATION

      Distributions to Shareholders                               18

      Independent Auditors' Report                                19

      Portfolio of Investments                                    20

      Notes to Portfolio of Investments                           34

      Financial Statements                                        35

      Notes to Financial Statements                               38

   DIRECTORS' INFORMATION                                         52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         ... ADHERE TO YOUR ASSET ALLOCATION
[PHOTO OF CHRISTOPHER W. CLAUS]           AND DIVERSIFICATION STRATEGY - AND
                                            WORK WITH SKILLED PROFESSIONALS
                                                    WHO CAN HELP ....

                                                          "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in U.S. government debt securities.

                                      5/31/03                  5/31/02
Net Assets                        $1,132.5 Million         $1,197.1 Million
Net Asset Value Per Share              $22.22                   $23.57

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03

1 YEAR                    5 YEARS                    10 YEARS
-2.59%                    -0.10%                       6.33%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                               USAA
                                     LIPPER GLOBAL FLEXIBLE   LIPPER GLOBAL FLEXIBLE   CORNERSTONE STRATEGY
                     S&P 500 INDEX   PORTFOLIO FUNDS AVERAGE        FUNDS INDEX                FUND
                     -------------   -----------------------  ----------------------   --------------------
 5/31/1993             $10000.00          $10000.00                $10000.00                 $10000.00
 6/30/1993              10029.19           10054.26                 10013.45                  10044.80
 7/31/1993               9988.80           10212.89                 10184.31                  10273.30
 8/31/1993              10366.98           10543.64                 10535.52                  10537.63
 9/30/1993              10287.47           10548.88                 10493.59                  10497.31
10/31/1993              10500.14           10807.11                 10812.37                  10757.17
11/30/1993              10400.06           10649.84                 10659.71                  10438.27
12/31/1993              10525.79           11066.22                 11222.12                  10914.99
 1/31/1994              10883.30           11371.79                 11561.46                  11236.02
 2/28/1994              10588.06           11135.40                 11332.07                  11105.75
 3/31/1994              10127.34           10780.88                 10867.74                  10649.80
 4/30/1994              10257.08           10790.47                 10918.37                  10733.54
 5/31/1994              10424.75           10829.62                 10958.71                  10812.64
 6/30/1994              10169.65           10661.96                 10738.01                  10649.80
 7/31/1994              10503.35           10834.96                 10946.05                  10828.45
 8/31/1994              10932.99           11029.12                 11178.61                  11114.71
 9/30/1994              10665.85           10881.28                 11040.18                  11030.80
10/31/1994              10905.13           10889.85                 11023.57                  10951.84
11/30/1994              10508.48           10647.31                 10711.91                  10544.62
12/31/1994              10664.06           10650.46                 10721.40                  10800.70
 1/31/1995              10940.42           10599.59                 10579.02                  10485.42
 2/28/1995              11366.36           10759.25                 10733.27                  10643.06
 3/31/1995              11701.23           10990.68                 10978.48                  10882.06
 4/30/1995              12045.53           11249.87                 11228.44                  11095.63
 5/31/1995              12526.24           11538.29                 11506.88                  11507.52
 6/30/1995              12816.68           11623.45                 11617.62                  11634.65
 7/31/1995              13241.52           11922.37                 11928.49                  11910.02
 8/31/1995              13274.57           11939.38                 11919.79                  11977.54
 9/30/1995              13834.47           12141.10                 12128.62                  12232.05
10/31/1995              13785.04           12081.30                 12027.37                  12008.71
11/30/1995              14389.49           12336.26                 12287.61                  12331.22
12/31/1995              14666.67           12631.13                 12565.26                  12787.96
 1/31/1996              15165.28           12878.01                 12872.17                  13160.47
 2/29/1996              15306.36           12810.76                 12869.00                  13229.66
 3/31/1996              15453.73           12882.42                 12970.63                  13352.05
 4/30/1996              15681.36           13105.86                 13252.23                  13426.56
 5/31/1996              16085.09           13175.74                 13336.32                  13554.28
 6/30/1996              16146.41           13215.40                 13391.57                  13634.10
 7/31/1996              15433.46           12958.39                 13064.90                  13299.92
 8/31/1996              15759.49           13138.55                 13257.65                  13598.05
 9/30/1996              16645.68           13479.73                 13629.71                  13979.00
10/31/1996              17104.60           13656.38                 13797.72                  14183.27
11/30/1996              18396.37           14205.39                 14385.07                  14800.08
12/31/1996              18031.95           14219.20                 14405.47                  15073.51
 1/31/1997              19157.89           14459.91                 14672.17                  15300.27
 2/28/1997              19308.29           14591.90                 14756.87                  15373.96
 3/31/1997              18516.43           14393.12                 14515.67                  15135.87
 4/30/1997              19620.85           14499.25                 14657.61                  15226.57
 5/31/1997              20820.42           15055.43                 15273.90                  15850.15
 6/30/1997              21746.02           15526.33                 15701.80                  16422.70
 7/31/1997              23475.88           16175.35                 16347.54                  17191.99
 8/31/1997              22161.71           15680.32                 15878.45                  16679.41
 9/30/1997              23374.74           16449.89                 16555.02                  17633.87
10/31/1997              22594.97           15914.70                 15968.00                  17180.21
11/30/1997              23640.08           16011.22                 16017.69                  17250.91
12/31/1997              24045.78           16167.33                 16155.10                  17431.33
 1/31/1998              24311.48           16390.26                 16194.53                  17425.12
 2/28/1998              26063.91           16988.09                 16924.69                  18033.91
 3/31/1998              27397.53           17499.75                 17492.61                  18605.43
 4/30/1998              27678.08           17674.70                 17646.90                  18673.77
 5/31/1998              27202.99           17564.45                 17495.77                  18568.16
 6/30/1998              28307.15           17523.76                 17482.07                  18462.55
 7/31/1998              28007.99           17379.68                 17311.13                  18038.43
 8/31/1998              23961.50           15670.88                 15395.70                  16168.16
 9/30/1998              25497.81           16018.59                 15642.14                  16484.17
10/31/1998              27568.63           16746.73                 16458.91                  17045.25
11/30/1998              29238.83           17371.01                 17195.87                  17535.39
12/31/1998              30922.61           17657.93                 17607.60                  17781.56
 1/31/1999              32215.20           17806.38                 17816.67                  17761.30
 2/28/1999              31214.13           17401.74                 17383.37                  17281.81
 3/31/1999              32462.64           17919.09                 17949.41                  17443.89
 4/30/1999              33719.74           18895.49                 18913.69                  18564.95
 5/31/1999              32924.36           18616.98                 18612.39                  18429.88
 6/30/1999              34746.59           19298.21                 19302.33                  18740.54
 7/31/1999              33666.37           19389.91                 19289.04                  18543.59
 8/31/1999              33499.70           19417.83                 19221.20                  18343.89
 9/30/1999              32582.47           19399.82                 19116.15                  18094.27
10/31/1999              34643.43           19624.15                 19503.74                  18322.50
11/30/1999              35347.63           20269.82                 20188.50                  18486.54
12/31/1999              37426.63           21582.52                 21546.02                  19227.63
 1/31/2000              35546.44           21265.26                 21105.77                  18679.96
 2/29/2000              34874.27           22375.52                 22280.00                  18517.14
 3/31/2000              38283.77           22506.26                 22171.77                  19656.88
 4/30/2000              37132.38           21946.27                 21429.68                  19486.66
 5/31/2000              36371.16           21645.78                 21093.10                  19442.25
 6/30/2000              37266.93           22350.57                 21849.19                  19841.90
 7/31/2000              36684.81           21785.90                 21579.39                  19682.66
 8/31/2000              38962.18           22499.98                 22315.37                  20096.07
 9/30/2000              36905.76           21851.77                 21657.01                  19560.17
10/31/2000              36748.96           21459.06                 21237.30                  19384.09
11/30/2000              33854.04           20877.43                 20416.73                  19031.93
12/31/2000              34020.13           21665.10                 21243.22                  19755.64
 1/31/2001              35226.40           22172.81                 21517.84                  20103.86
 2/28/2001              32016.46           21070.64                 20432.73                  19353.25
 3/31/2001              29989.33           20185.08                 19424.82                  18703.24
 4/30/2001              32317.96           21122.66                 20415.29                  19624.09
 5/31/2001              32534.77           21021.27                 20259.13                  19554.45
 6/30/2001              31743.20           20767.09                 19963.04                  19252.66
 7/31/2001              31430.60           20559.86                 19680.42                  19299.08
 8/31/2001              29464.96           20195.03                 19194.40                  18850.27
 9/30/2001              27085.79           18580.03                 17928.90                  17542.51
10/31/2001              27602.58           19184.52                 18352.56                  17712.75
11/30/2001              29719.35           20042.55                 19015.62                  18563.96
12/31/2001              29979.86           20378.96                 19039.04                  18823.36
 1/31/2002              29542.60           20040.16                 18915.88                  18517.42
 2/28/2002              28972.74           19972.56                 18760.70                  18622.08
 3/31/2002              30062.50           20736.57                 19281.84                  19250.06
 4/30/2002              28240.69           20553.59                 19022.05                  18992.43
 5/31/2002              28033.36           20599.45                 19245.79                  18976.33
 6/30/2002              26037.24           19839.83                 18520.99                  18300.03
 7/31/2002              24008.12           18497.97                 17424.64                  17261.45
 8/31/2002              24165.29           18651.50                 17511.33                  17398.32
 9/30/2002              21541.63           17493.42                 16434.16                  16408.04
10/31/2002              23435.56           18227.39                 17126.05                  17011.87
11/30/2002              24813.61           19197.74                 17813.33                  17720.36
12/31/2002              23356.61           18652.48                 17360.26                  16713.98
 1/31/2003              22745.92           18347.04                 17085.07                  16247.02
 2/28/2003              22404.13           18107.74                 16906.32                  16021.59
 3/31/2003              22621.05           18086.41                 16888.39                  16013.54
 4/30/2003              24483.48           19285.15                 17870.47                  17027.97
 5/31/2003              25772.22           20609.75                 18826.73                  18483.92

                                   [END CHART]

                 DATA FROM 5/31/93 THROUGH 5/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Global Flexible Portfolio Funds Average, an average performance level of all global flexible portfolio funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK W. JOHNSON, CFA                        JAMES P. HOFFMANN
  USAA Investment Management Company          Wellington Management Company, LLP
  Precious Metals and Minerals Securities     Real Estate Securities

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       DAVID R. MANNHEIM
  USAA Investment Management Company          MFS Investment Management
  U.S. Government Securities                  International Stocks

MATTHEW E. MEGARGEL, CFA                    MARCUS L. SMITH
  Wellington Management Company, LLP          MFS Investment Management
  U.S. Stocks                                 International Stocks

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Cornerstone Strategy Fund had a total return of -2.59% for the year ended May 31, 2003. This compares to a -2.64% return for the average fund in the Lipper Global Flexible Portfolio Funds category and -8.07% for the S&P 500 Index.

                                           * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                      RATING(TM) OF 4 STARS IN THE LARGE VALUE FUNDS CATEGORY
                  (637 FUNDS IN CATEGORY) FOR THE PERIOD ENDING MAY 31, 2003.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 We began the period with roughly 40% in U.S. stocks, 29% in U.S. government debt securities, 23% in international stocks, and 8% in real estate investment trusts (REITs). We added exposure to precious metals and minerals after the price of gold fell dramatically in June and July 2002. In late September 2002,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR THE LIPPER AVERAGE AND THE S&P 500 INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 and again in early October 2002, we took steps to substantially increase the Fund's allocation to U.S. stocks and reduced exposure to U.S. government debt securities and REITs. In April 2003, we reduced the U.S. stock allocation and eliminated our position in REITs, using the proceeds to increase our positions in U.S. government debt securities and precious metals and minerals securities. At the end of the reporting period, 47% of assets were in U.S. stocks, 22% in U.S. government debt securities, 24% in international stocks, and 6% in precious metals and minerals, excluding short-term investments.

WHAT WAS THE REASONING BEHIND THESE SHIFTS?

                 In the fall of 2002, following a 12-month period in which long-term U.S. government debt securities had outperformed U.S. stocks by approximately 35%, we took a more positive view about the prospects for U.S. economic recovery, corporate profits and, therefore, stock prices. Additionally, the market gave us classic technical signals that a shift could be under way from a cyclical bear market to a cyclical bull market. By April 2003, with the economy still very sluggish and the war creating uncertainty about economic prospects, we felt it was prudent to take a slightly more conservative approach until the impact of the war on the economy became clearer.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA CORNERSTONE STRATEGY FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF LARGE VALUE FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 5/31/03: 637 FUNDS IN THE LAST THREE YEARS, 505 FUNDS IN THE LAST FIVE YEARS, AND 174 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE LARGE VALUE FUNDS, THE USAA CORNERSTONE STRATEGY FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR THE THREE- AND FIVE-YEAR PERIODS AND 3 STARS FOR THE 10-YEAR PERIOD.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We've since seen several positive developments that give us confidence in the economy. These include strong returns from stocks, a weak dollar that helps manufacturers, a narrowing of credit spreads that helps borrowers raise capital, the stimulative effect of the recent tax cuts, and post-war economic data reflecting positive economic growth. Taken together, these developments lead us to believe that economic growth will pick up over the next couple of quarters. We also finally got the signals we had been expecting to confirm our belief in a shift to a cyclical bull market. As for REITs, we locked in profits after the strong performance of the asset class given our view that REITs were fully valued, if not overvalued.

HOW DID WELLINGTON MANAGEMENT COMPANY, LLP MANAGE THE U.S. STOCK PORTION OF THE FUND?

                 While the stock portion of the Fund at times took on a somewhat defensive posture, by the end of the reporting year we had adjusted the portfolio in anticipation of improving economic developments. Among the areas of strength during the reporting year was information technology, where we were overweight and counted Hewlett-Packard Co. and IBM Corp. among our top contributors to performance. We benefited from strong stock selection in financials, led by our holdings in Citigroup, Inc. and Legg Mason, Inc. An overweight position in energy also helped performance, spurred by strong stock selection within the sector. We were held back by stock selection in the consumer staples sector, with Kimberly-Clark Corp. and Safeway, Inc. detracting from performance, and health care, because holdings in Baxter International, Inc. and HCA, Inc. underperformed. Additionally, our underweight position in telecommunications proved detrimental, because this group performed second best, behind technology.

                 BAXTER INTERNATIONAL, INC. WAS SOLD OUT OF THE PORTFOLIO PRIOR TO MAY 31, 2003.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-33.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK FOR THE U.S. STOCK MARKET?

                 The breadth of the recent gains is telling us that the worst of the three-year bear market is most likely behind us. Our biggest concerns are jobs and income. Our view is that unemployment and aggregate income must stabilize, and we expect to see sequential improvement in both by early next year. We're controlling risk by avoiding companies with high debt levels and high fixed-cost structures and focusing on those that can deliver revenue growth despite slower overall economic growth. We are positive on the prospects for materials companies, believing they will benefit as the economy improves and demand for materials rises. We also have a good outlook for health care thanks to demographic trends, the use of technology, and advances in pharmaceuticals that save money by keeping people out of the hospital. We think the technology industry will continue to grow over time and be an engine for the economy.

WHAT ABOUT THE U.S. GOVERNMENT DEBT SECURITIES PORTION OF THE FUND?

                 The U.S. government debt securities portion of the Fund had a strong performance, provided a positive return, and outperformed our peer group averages. In light of the sluggish economy, interest rates continued to fall throughout the reporting year, and are now at 45-year lows. Such an environment resulted in a good year for those bonds with the highest interest-rate sensitivity (or duration) that could not be called or prepaid. Within the U.S. government bond market, this meant that U.S. Treasury and agency securities with call protection outperformed mortgage-backed securities as homeowners refinanced their mortgages at a record pace to take advantage of the lower interest rates. In this environment, we benefited from our investments in call-protected Treasury and agency securities as well as in Treasury inflation-protected securities (TIPS). TIPS are unique among fixed-income securities because their principal is indexed to inflation, so they fulfilled our objective of protecting against inflation while also giving us beneficial

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 exposure to the Treasury market. In the face of deflation fears, we reduced our exposure to TIPS at the end of the reporting period to lock in profits after their strong performance run.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

                 The U.S. economy has yet to show signs that a sustainable recovery is under way, so we were not surprised that the Federal Reserve Board cut interest rates again in June. Therefore, the mortgage-backed securities in the Fund will continue to suffer from prepayment risk. At the same time, given today's historically low rates and the stimulative effect of the government's monetary and fiscal (tax) policies, it's important to maintain protection against rising interest rates. So we're trying to strike the right balance. We expect that in a rising-rate environment, prepayments on mortgages will begin to slow and mortgage- backed securities may outperform other fixed-income securities.

HOW DID MFS INVESTMENT MANAGEMENT MANAGE THE INTERNATIONAL STOCK PORTION OF THE FUND?

                 Stock selection was the key. We benefited from strong stock selection in the financial sector, led by our holdings in QBE Insurance Group Ltd. (Australia) and UBS AG (Switzerland). Several media stocks also performed well, in part because of improved advertising spending in the United States and expectations for a better advertising spending environment in Europe. These included Granada plc (U.K.), Societe Television Francaise 1 (France), and News Corp. Ltd. (Australia). Stock selection in technology also contributed to performance. An overweight position in basic materials hurt performance as the sector lagged, and our stock selections within materials also underperformed. While we have reduced exposure to several of these companies in favor of potentially more attractive opportunities elsewhere, we intend to continue to maintain

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 exposure to the sector through several industrial gas companies that we believe are poised to build earnings faster than those of the overall market.

WHERE ARE YOU IDENTIFYING OPPORTUNITIES OVERSEAS AS WE MOVE INTO THE NEW REPORTING YEAR?

                 We have added selected retailers to the portfolio, including Hennes & Mauritz (Sweden), a fast-growing apparel retailer that we believe is poised to continue to grow over the next several years, and Esprit Holdings Ltd. (Hong Kong), which has demonstrated good growth in Germany despite the weak economy there. We have also added Kingfisher plc (U.K.), which owns home improvement stores in the United Kingdom and Europe that are benefiting from an increased interest in home improvement. Other new investments include France Telecom S.A., which should benefit from restructuring, and Singapore Telecommunications Ltd., which has a good regulatory environment and strong growth prospects.

WHAT'S DRIVING PERFORMANCE IN THE PRECIOUS METALS AND MINERALS PORTION OF THE FUND?

                 The price of gold is the major factor, and it rose from $326.55 at the beginning of the reporting year to $364.45. However, gold mining company stocks did not keep up, and in our view they went from richly valued to undervalued over the course of the reporting year. Low absolute interest rates and a weak dollar bode well for gold in the short-term, as does the ongoing reduction of the use of hedges by producers. While the general trend toward lower inflation is negative for gold prices, a weak stock market generally means higher gold prices, which is why this portion of the Fund is such a good diversification tool.

                 FOREIGN AND PRECIOUS METALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 HENNES & MAURITZ WAS PURCHASED AFTER MAY 31, 2003.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Longer term, several positive trends remain in place, including industry consolidation, declining mine supply, and the fact that central banks have become more systematic in their selling, thereby reducing price disruptions.

HOW DID REITS PERFORM?

                 The Wilshire Real Estate Securities Index had a total return of 3.10% during the reporting period, continuing REITs' strong performance over the past several years. Before eliminating its position in REITs in April 2003, the Fund benefited from investments in retail-related companies that own regional malls, grocery-anchored shopping centers, and factory outlet centers.

ARE ADDITIONAL ALLOCATION CHANGES ON THE HORIZON?

                 The USAA Investment Strategy Committee meets regularly to review global economic and market conditions, looking to take advantage of the talented team of managers while maintaining a broadly diversified portfolio. We are working hard on your behalf and thank you for the confidence and trust you've placed in us.

                 THE WILSHIRE REAL ESTATE SECURITIES INDEX MEASURES THE PERFORMANCE OF PUBLICLY TRADED REAL ESTATE SECURITIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                    HISTORICAL YIELD CURVE*

               [CHART OF HISTORICAL YIELD CURVE]

                   5/31/02          5/30/03          CHANGE
                   -------          -------          -------
3 MONTH             1.720%           1.098%          -0.6226%
6 MONTH             1.883            1.083           -0.7994
 2 YEAR             3.193            1.322           -1.8711
 3 YEAR             3.680            1.565           -2.1152
 5 YEAR             4.353            2.289           -2.0640
10 YEAR             5.043            3.370           -1.6728
30 YEAR             5.615            4.376           -1.2384

                           [END CHART]

                  * YIELD OF TREASURY BILLS, NOTES, AND BONDS.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                               TOP 3 HOLDINGS
                               IN EACH SECTOR
                             (% of Net Assets)

U.S. STOCKS

   Microsoft Corp.                                                     1.8%

   Pfizer, Inc.                                                        1.6%

   Citigroup, Inc.                                                     1.5%

INTERNATIONAL STOCKS

   L'Air Liquide S.A.                                                  0.9%

   Reed Elsevier N.V.                                                  0.9%

   BOC Group plc                                                       0.7%

PRECIOUS METALS AND MINERALS SECURITIES

   Freeport-McMoRan Copper & Gold, Inc. "B"                            0.4%

   Agnico-Eagle Mines Ltd.                                             0.3%

   Barrick Gold Corp.                                                  0.3%

U.S. GOVERNMENT SECURITIES

   GNMA @ 6.50%, Mortgage-Backed Securities                            3.6%

   Freddie Mac Notes @ 6.00%, Mortgage-Backed Securities               2.8%

   U.S. Treasury Bond @ 5.38%, 2/15/2031                               2.1%

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         ASSET ALLOCATION
                              5/31/03

                  [PIE CHART OF ASSET ALLOCATION]

U.S. Stocks                                                  46.6%

International Stocks                                         24.4%

U.S. Government & Agency Issues & Guaranteed Bonds           22.1%

Repurchase Agreements & Money Market Instruments             10.4%

Precious Metals and Minerals Securities                       5.5%

                          [END PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                       TOP 10 INDUSTRIES*
                       (% of Net Assets)

Pharmaceuticals                                               7.8%

Gold                                                          4.8%

Diversified Banks                                             3.7%

Integrated Oil & Gas                                          2.7%

Integrated Telecommunication Services                         2.4%

Broadcasting & Cable TV                                       2.1%

Other Diversified Financial Services                          2.1%

Property & Casualty Insurance                                 2.0%

Semiconductors                                                1.9%

Systems Software                                              1.8%

                 * Excludes U.S. government

18

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CORNERSTONE STRATEGY FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                 42.56% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA CORNERSTONE STRATEGY FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Cornerstone Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Cornerstone Strategy Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

20

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES      SECURITY                                                   (000)
--------------------------------------------------------------------------------
                U.S. STOCKS (46.6%)

                ADVERTISING (0.5%)
    59,200      Catalina Marketing Corp. *                            $    1,102
    60,100      Omnicom Group, Inc.                                        4,196
                                                                      ----------
                                                                           5,298
                                                                      ----------

                AEROSPACE & DEFENSE (1.0%)
   130,760      Boeing Co.                                                 4,011
   105,900      Lockheed Martin Corp.                                      4,916
    33,500      United Technologies Corp.                                  2,286
                                                                      ----------
                                                                          11,213
                                                                      ----------

                AIR FREIGHT & LOGISTICS (0.7%)
   115,400      EGL, Inc. *                                                1,807
    86,800      FedEx Corp.                                                5,554
                                                                      ----------
                                                                           7,361
                                                                      ----------

                AIRLINES (0.1%)
    19,400      JetBlue Airways Corp. *                                      656
                                                                      ----------

                ALUMINUM (0.5%)
   235,000      Alcoa, Inc.                                                5,783
                                                                      ----------

                APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    65,900      Liz Claiborne, Inc.                                        2,233
                                                                      ----------

                APPAREL RETAIL (0.5%)
    39,700      American Eagle Outfitters, Inc. *                            674
    88,400      Chico's FAS, Inc. *                                        1,892
   139,700      Gap, Inc.                                                  2,375
    45,400      Pacific Sunwear of California, Inc. *                      1,020
                                                                      ----------
                                                                           5,961
                                                                      ----------

                APPLICATION SOFTWARE (0.6%)
    93,850      Cadence Design Systems, Inc. *                             1,304
    60,400      Intuit, Inc. *                                             2,784
    39,500      Manhattan Associates, Inc. *                               1,061
    81,100      Siebel Systems, Inc. *                                       762
    57,800      Verity, Inc. *                                             1,202
                                                                      ----------
                                                                           7,113
                                                                      ----------

                ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    86,800      Legg Mason, Inc.                                           5,608
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               BIOTECHNOLOGY (0.7%)
   163,400     Albany Molecular Research, Inc. *                      $    2,216
    37,700     Gilead Sciences, Inc. *                                     1,989
    96,700     IDEC Pharmaceuticals Corp. *                                3,691
                                                                      ----------
                                                                           7,896
                                                                      ----------

               BROADCASTING & CABLE TV (0.9%)
   251,900     Comcast Corp. "A" *                                         7,260
    85,900     Univision Communications, Inc. "A" *                        2,564
                                                                      ----------
                                                                           9,824
                                                                      ----------

               BUILDING PRODUCTS (0.4%)
   164,600     Masco Corp.                                                 4,049
                                                                      ----------

               CASINOS & GAMING (0.1%)
    13,400     International Game Technology, Inc. *                       1,180
                                                                      ----------

               CATALOG RETAIL (0.4%)
   103,800     USA Interactive, Inc. *                                     3,991
                                                                      ----------

               COMMUNICATIONS EQUIPMENT (0.7%)
   509,600     Cisco Systems, Inc. *                                       8,296
                                                                      ----------
               COMPUTER & ELECTRONIC RETAIL (0.0%)(e)
    13,300     CDW Computer Centers, Inc. *                                  542
                                                                      ----------

               COMPUTER HARDWARE (1.4%)
   389,100     Hewlett-Packard Co.                                         7,588
    97,800     IBM Corp.                                                   8,610
                                                                      ----------
                                                                          16,198
                                                                      ----------

               CONSUMER FINANCE (0.4%)
    42,300     Countrywide Financial Corp.                                 3,115
   147,500     Providian Financial Corp. *                                 1,334
                                                                      ----------
                                                                           4,449
                                                                      ----------

               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    58,500     Automatic Data Processing, Inc.                             2,042
    42,700     CheckFree Corp. *                                           1,045
   223,200     SunGard Data Systems, Inc. *                                5,134
                                                                      ----------
                                                                           8,221
                                                                      ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.2%)
    84,300     Constellation Brands, Inc. "A" *                       $    2,324
                                                                      ----------

               DIVERSIFIED BANKS (1.9%)
   108,500     Bank of America Corp.                                       8,051
   179,900     Bank One Corp.                                              6,721
   172,500     Wachovia Corp.                                              6,931
                                                                      ----------
                                                                          21,703
                                                                      ----------

               DIVERSIFIED CHEMICALS (0.4%)
   142,600     Dow Chemical Co.                                            4,535
                                                                      ----------

               DIVERSIFIED COMMERCIAL SERVICES (0.1%)
    54,400     ARAMARK Corp. "B" *                                         1,142
                                                                      ----------

               DRUG RETAIL (0.3%)
   122,700     CVS Corp.                                                   3,202
                                                                      ----------

               ELECTRIC UTILITIES (0.9%)
    49,400     Cinergy Corp.                                               1,874
    86,500     Exelon Corp.                                                4,956
    50,000     FPL Group, Inc.                                             3,324
                                                                      ----------
                                                                          10,154
                                                                      ----------

               ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
   256,000     Sanmina-SCI Corp. *                                         1,465
    63,300     Waters Corp. *                                              1,795
                                                                      ----------
                                                                           3,260
                                                                      ----------

               ENVIRONMENTAL SERVICES (0.5%)
   208,600     Waste Management, Inc.                                      5,313
                                                                      ----------

               FOOD RETAIL (0.1%)
    43,300     Safeway, Inc. *                                               816
                                                                      ----------

               GENERAL MERCHANDISE STORES (0.1%)
    41,100     Target Corp.                                                1,506
                                                                      ----------

               HEALTH CARE DISTRIBUTORS (0.6%)
    31,400     Cardinal Health, Inc.                                       1,812
    25,200     Henry Schein, Inc. *                                        1,239

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    42,075     Laboratory Corp. of America Holdings *                 $    1,352
    43,100     Quest Diagnostics, Inc. *                                   2,731
                                                                      ----------
                                                                           7,134
                                                                      ----------

               HEALTH CARE EQUIPMENT (0.3%)
    11,500     Diagnostic Products Corp.                                     436
    74,100     Guidant Corp. *                                             3,133
                                                                      ----------
                                                                           3,569
                                                                      ----------

               HEALTH CARE FACILITIES (0.5%)
    85,300     HCA, Inc.                                                   2,815
   106,200     Triad Hospitals, Inc. *                                     2,747
                                                                      ----------
                                                                           5,562
                                                                      ----------

               HEALTH CARE SUPPLIES (0.3%)
    96,100     Edwards Lifesciences Corp. *                                2,914
                                                                      ----------

               HOME FURNISHINGS (0.1%)
    20,400     Mohawk Industries, Inc. *                                   1,177
                                                                      ----------

               HOME IMPROVEMENT RETAIL (0.7%)
   231,700     Home Depot, Inc.                                            7,528
                                                                      ----------

               HOMEBUILDING (0.2%)
    89,200     D.R. Horton, Inc.                                           2,345
                                                                      ----------

               HOUSEHOLD PRODUCTS (0.6%)
    68,500     Procter & Gamble Co.                                        6,290
                                                                      ----------

               HYPERMARKETS & SUPER CENTERS (0.8%)
   167,900     Wal-Mart Stores, Inc.                                       8,833
                                                                      ----------

               INDUSTRIAL CONGLOMERATES (1.6%)
    28,100     3M Co.                                                      3,554
   521,300     General Electric Co.                                       14,961
                                                                      ----------
                                                                          18,515
                                                                      ----------

               INDUSTRIAL MACHINERY (0.4%)
    70,200     ITT Industries, Inc.                                        4,399
                                                                      ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INSURANCE BROKERS (0.7%)
    63,000     Arthur J. Gallagher & Co.                              $    1,717
   118,800     Marsh & McLennan Companies, Inc.                            5,955
                                                                      ----------
                                                                           7,672
                                                                      ----------

               INTEGRATED OIL & GAS (1.9%)
   104,630     ChevronTexaco Corp.                                         7,422
   385,600     Exxon Mobil Corp.                                          14,036
                                                                      ----------
                                                                          21,458
                                                                      ----------

               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   353,500     SBC Communications, Inc.                                    9,000
                                                                      ----------

               INVESTMENT BANKING & BROKERAGE (0.7%)
   195,400     Merrill Lynch & Co., Inc.                                   8,461
                                                                      ----------

               LEISURE PRODUCTS (0.1%)
    17,700     Polaris Industries, Inc.                                    1,064
                                                                      ----------

               MANAGED HEALTH CARE (0.3%)
    12,000     Anthem, Inc. *                                                880
    64,800     Caremark Rx, Inc. *                                         1,463
    28,300     Oxford Health Plans, Inc. *                                 1,048
                                                                      ----------
                                                                           3,391
                                                                      ----------

               METAL & GLASS CONTAINERS (0.2%)
   139,700     Pactiv Corp. *                                              2,731
                                                                      ----------

               MOVIES & ENTERTAINMENT (0.9%)
   686,300     AOL Time Warner, Inc. *                                    10,445
                                                                      ----------

               MULTI-LINE INSURANCE (1.2%)
   233,300     American International Group, Inc.                         13,503
                                                                      ----------

               OIL & GAS DRILLING (0.1%)
    27,700     GlobalSantaFe Corp.                                           689
                                                                      ----------

               OIL & GAS EQUIPMENT & SERVICES (0.5%)
   112,100     Schlumberger Ltd.                                           5,450
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
   200,400     Chesapeake Energy Corp.                                $    2,046
   107,100     EOG Resources, Inc.                                         4,616
   123,200     Swift Energy Co. *                                          1,460
                                                                      ----------
                                                                           8,122
                                                                      ----------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   416,243     Citigroup, Inc.                                            17,074
    97,300     E-Trade Group, Inc. *                                         745
                                                                      ----------
                                                                          17,819
                                                                      ----------

               PACKAGED FOODS & MEAT (0.4%)
   102,300     General Mills, Inc.                                         4,786
                                                                      ----------

               PAPER PACKAGING (0.2%)
   139,300     Smurfit-Stone Container Corp. *                             2,064
                                                                      ----------

               PAPER PRODUCTS (0.4%)
   112,900     International Paper Co.                                     4,140
                                                                      ----------

               PERSONAL PRODUCTS (0.6%)
   204,500     Gillette Co.                                                6,873
                                                                      ----------

               PHARMACEUTICALS (4.9%)
   224,500     Abbott Laboratories                                        10,002
   131,200     Eli Lilly & Co.                                             7,842
   136,000     King Pharmaceuticals, Inc. *                                1,946
   591,100     Pfizer, Inc.                                               18,336
   309,700     Schering-Plough Corp.                                       5,714
    45,900     Watson Pharmaceuticals, Inc. *                              1,699
   236,100     Wyeth                                                      10,353
                                                                      ----------
                                                                          55,892
                                                                      ----------

               PROPERTY & CASUALTY INSURANCE (0.9%)
    33,000     Ambac Financial Group, Inc.                                 2,201
   104,500     St. Paul Companies, Inc.                                    3,823
   272,500     Travelers Property Casualty Corp. "B"                       4,406
                                                                      ----------
                                                                          10,430
                                                                      ----------

               PUBLISHING (0.4%)
    57,000     Gannett Co., Inc.                                           4,503
                                                                      ----------

26

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REGIONAL BANKS (0.6%)
    41,100     Bank Hawaii Corp.                                      $    1,435
    96,700     Banknorth Group, Inc.                                       2,477
    81,100     UnionBanCal Corp.                                           3,427
                                                                      ----------
                                                                           7,339
                                                                      ----------

               RESTAURANTS (0.8%)
   129,100     Brinker International, Inc. *                               4,497
    65,800     Darden Restaurants, Inc.                                    1,303
   180,700     McDonald's Corp.                                            3,385
                                                                      ----------
                                                                           9,185
                                                                      ----------

               SEMICONDUCTOR EQUIPMENT (0.5%)
   169,100     Applied Materials, Inc. *                                   2,631
    40,800     Cabot Microelectronics Corp. *                              1,887
    23,000     Novellus Systems, Inc. *                                      797
                                                                      ----------
                                                                           5,315
                                                                      ----------

               SEMICONDUCTORS (1.6%)
    58,600     Analog Devices, Inc. *                                      2,259
   122,500     Fairchild Semiconductor International, Inc. "A" *           1,713
    49,800     Integrated Circuit Systems, Inc. *                          1,299
   441,900     Intel Corp.                                                 9,209
   123,500     International Rectifier Corp. *                             3,233
    55,100     Lattice Semiconductor Corp. *                                 502
                                                                      ----------
                                                                          18,215
                                                                      ----------

               SOFT DRINKS (1.6%)
   173,800     Coca-Cola Co.                                               7,920
   156,900     Coca-Cola Enterprises, Inc.                                 2,942
   159,800     PepsiCo, Inc.                                               7,063
                                                                      ----------
                                                                          17,925
                                                                      ----------

               SPECIALTY CHEMICALS (0.0%)(e)
    15,500     Cambrex Corp.                                                 329
                                                                      ----------

               SPECIALTY STORES (0.5%)
    31,900     Linens 'n Things, Inc. *                                      734
    68,400     Michaels Stores, Inc. *                                     2,573
    64,800     O'Reilly Automotive, Inc. *                                 1,978
                                                                      ----------
                                                                           5,285
                                                                      ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SYSTEMS SOFTWARE (1.8%)
   807,800     Microsoft Corp.                                        $   19,880
    31,800     VERITAS Software Corp. *                                      882
                                                                      ----------
                                                                          20,762
                                                                      ----------

               TECHNOLOGY DISTRIBUTORS (0.2%)
    72,500     Comverse Technology, Inc. *                                 1,103
   108,000     Tekelec, Inc. *                                             1,546
                                                                      ----------
                                                                           2,649
                                                                      ----------

               THRIFTS & MORTGAGE FINANCE (0.2%)
   143,000     Sovereign Bancorp, Inc.                                     2,334
                                                                      ----------

               TOBACCO (0.1%)
    33,600     Altria Group, Inc.                                          1,388
                                                                      ----------
               Total U.S. stocks (cost: $498,306)                        527,312
                                                                      ----------

               INTERNATIONAL STOCKS (24.4%)

               AUSTRALIA (0.9%)
   400,746     News Corp. Ltd.                                             3,036
 1,243,008     QBE Insurance Group Ltd.                                    7,277
                                                                      ----------
                                                                          10,313
                                                                      ----------

               AUSTRIA (0.2%)
    25,400     Erste Bank der oesterreichischen Sparkassen AG              2,151
                                                                      ----------

               BERMUDA (0.4%)
   288,500     Accenture Ltd. "A" *                                        5,055
                                                                      ----------

               CANADA (1.2%)
   248,500     BCE, Inc.                                                   5,463
    49,140     Canadian National Railway Co.                               2,480
    76,290     Canadian Natural Resources Ltd.                             2,961
    78,930     Encana Corp.                                                2,885
                                                                      ----------
                                                                          13,789
                                                                      ----------

               FRANCE (4.3%)
    71,266     Aventis S.A.                                                3,721
    86,300     Bouygues S.A.                                               2,300
    65,900     Cap Gemini S.A. *                                           2,289
   146,970     Carrefour S.A.                                              6,582
   159,600     France Telecom S.A.                                         3,944

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    64,800     L'Air Liquide S.A.                                     $    9,894
    91,270     Sanofi-Synthelabo S.A.                                      5,835
    51,716     Schneider Electric S.A.                                     2,365
    76,427     Societe Television Francaise 1                              2,260
    24,480     Total S.A.                                                  3,585
    77,541     Total S.A. ADR                                              5,703
                                                                      ----------
                                                                          48,478
                                                                      ----------

               GERMANY (0.4%)
   127,320     Bayerische Motoren Werke AG                                 4,399
                                                                      ----------

               HONG KONG (0.1%)
   720,000     Esprit Holdings Ltd.                                        1,528
                                                                      ----------

               IRELAND (0.2%)
   165,920     Irish Life & Permanent plc                                  2,049
                                                                      ----------

               ITALY (0.2%)
   620,040     Snam Rete Gas S.p.A.                                        2,400
                                                                      ----------

               JAPAN (3.3%)
   460,000     Brother Industries Ltd.                                     3,022
   146,000     Canon, Inc.                                                 6,110
   353,600     Chugai Pharmaceutical Co. Ltd.                              3,986
   181,900     Credit Saison Co. Ltd.                                      3,197
       518     Fuji Television Network, Inc.                               1,626
   135,000     Honda Motor Co. Ltd.                                        4,870
   478,800     Nissan Motor Co. Ltd.                                       3,779
    58,000     Ono Pharmaceutical Co. Ltd.                                 1,772
   320,000     Shiseido Co. Ltd.                                           3,476
    94,500     Takeda Chemical Industries Ltd.                             3,709
   163,000     Tokyo Broadcasting System Ltd.                              1,721
                                                                      ----------
                                                                          37,268
                                                                      ----------

               MEXICO (0.2%)
    96,800     America Movil S.A. de C.V. ADR "L"                          1,768
                                                                      ----------

               NETHERLANDS (1.8%)
   853,730     Reed Elsevier N.V.                                         10,193
   165,700     STMicroelectronics N.V.                                     3,752
   119,050     Unilever N.V. ADR                                           6,960
                                                                      ----------
                                                                          20,905
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               NORWAY (0.1%)
   141,400     DNB Holdings ASA                                       $      769
    19,300     Gjensidige NOR ASA                                            750
                                                                      ----------
                                                                           1,519
                                                                      ----------

               SINGAPORE (0.7%)
   607,000     DBS Group Holdings Ltd.                                     3,430
     7,604     Haw Par Corp. Ltd.                                             17
 3,283,000     Singapore Telecommunications Ltd.                           2,801
   308,000     United Overseas Bank Ltd.                                   1,971
                                                                      ----------
                                                                           8,219
                                                                      ----------

               SPAIN (1.1%)
    39,540     Gas Natural SDG S.A.                                          806
   308,050     Iberdrola S.A.                                              5,384
   519,398     Telefonica S.A. *                                           5,835
                                                                      ----------
                                                                          12,025
                                                                      ----------

               SWITZERLAND (3.0%)
    20,202     Nestle S.A.                                                 4,234
   196,310     Novartis AG                                                 7,694
    12,840     Straumann AG                                                1,173
   151,742     Syngenta AG                                                 7,747
     9,050     Synthes-Stratec, Inc.                                       6,184
   122,044     UBS AG                                                      6,578
                                                                      ----------
                                                                          33,610
                                                                      ----------

               UNITED KINGDOM (6.3%)
   102,420     ACE Ltd.                                                    3,738
    71,690     AstraZeneca Group plc                                       2,906
   616,070     BOC Group plc                                               7,766
   695,483     BP plc                                                      4,766
   345,500     British Sky Broadcasting Group plc *                        3,755
   111,840     Capital Radio plc                                             894
   628,160     Diageo plc                                                  6,745
   129,910     GlaxoSmithKline plc                                         2,566
     4,190     GlaxoSmithKline plc ADR                                       168
 3,053,240     Granada plc                                                 4,430
   906,000     Kingfisher plc                                              3,798
   268,510     Next plc                                                    4,247
   398,220     Reckitt Benckiser plc                                       7,762
   273,176     Royal Bank Scotland Group plc                               7,098

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------

 3,406,830     Vodafone Group plc                                     $    7,400
   302,500     William Hill plc                                            1,339
    18,830     XL Capital Ltd. "A"                                         1,639
                                                                      ----------
                                                                          71,017
                                                                      ----------
               Total international stocks (cost: $247,100)               276,493
                                                                      ----------

               PRECIOUS METALS AND MINERALS SECURITIES (5.5%)

   340,000     Agnico-Eagle Mines Ltd.                                     3,788
   100,000     Anglo American Platinum Corp.                               3,392
   110,000     AngloGold Ltd. ADR                                          3,203
   200,000     Ashanti Goldfields Co. Ltd. GDR *                           1,520
   220,000     Barrick Gold Corp.                                          3,846
   110,000     Compania de Minas Buenaventura S.A. ADR                     3,240
   190,000     Freeport-McMoRan Copper & Gold, Inc. "B"                    4,170
   300,000     Glamis Gold Ltd. *                                          3,375
   330,000     Gold Fields Ltd. ADR                                        3,755
   310,000     Goldcorp, Inc.                                              3,636
   750,000     Golden Star Resources Ltd. *                                1,538
   350,000     Hecla Mining Co. *                                          1,449
    60,000     Impala Platinum Holdings Ltd.                               3,666
 3,900,000     Lihir Gold Ltd. *                                           3,534
   320,000     Meridian Gold, Inc. *                                       3,760
   750,000     Newcrest Mining Ltd.                                        3,692
   125,000     Newmont Mining Corp.                                        3,707
   330,000     Placer Dome, Inc.                                           3,607
    80,000     Randgold Resources Ltd. ADR *                               1,398
 1,500,000     Wheaton River Minerals Ltd. *                               1,587
                                                                      ----------
               Total precious metals and minerals securities
                 (cost: $55,129)                                          61,863
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               U.S. GOVERNMENT & AGENCY ISSUES (21.9%)

               FANNIE MAE NOTES PASS-THROUGH SECURITIES (4.4%)
$    2,476     4.00%, 12/25/2007                                           2,493
    10,000     5.00%, 5/1/2033                                            10,278
     5,000     5.25%, 8/1/2012                                             5,513
     4,637     5.50%, 8/25/2013                                            4,689
     4,240     6.00%, 12/1/2016                                            4,419
     8,538     6.50%, 10/1/2016 - 2/1/2030                                 8,924

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

 PRINCIPAL                                                                MARKET
    AMOUNT                                                                 VALUE
     (000)     SECURITY                                                    (000)
--------------------------------------------------------------------------------
$    3,957     7.00%, 2/1/2030 - 8/1/2030                             $    4,170
     7,100     7.13%, 6/15/2010                                            8,890
                                                                      ----------
                                                                          49,376
                                                                      ----------

               FREDDIE MAC NOTES (4.9%)
    10,000     4.50%, 1/15/2013                                           10,689
    10,000     5.50%, 4/1/2033                                            10,371
    30,123     6.00%, 10/15/2018 - 12/31/2099(d)                          31,287
     3,597     6.50%, 11/15/2011 - 11/15/2012                              3,664
                                                                      ----------
                                                                          56,011
                                                                      ----------

               GOVERNMENT NATIONAL MORTGAGE ASSOC. PASS-THROUGH
               SECURITIES (7.4%)
     5,000     5.00%, 7/20/2026                                            5,091
     5,000     5.50%, 3/16/2032                                            5,294
    10,317     6.00%, 9/15/2028 - 1/15/2033                               10,829
    39,301     6.50%, 5/20/2014 - 12/15/2099(d)                           41,162
    11,164     7.00%, 11/16/2016 - 6/15/2032                              11,790
     4,372     7.50%, 3/15/2017 - 4/20/2031                                4,629
     3,401     8.00%, 6/15/2016 - 8/20/2030                                3,656
       390     8.50%, 9/15/2009 - 2/15/2017                                  432
        41     9.00%, 6/15/2016 - 10/15/2016                                  46
       654     9.50%, 6/15/2009 - 8/15/2017                                  736
       141     10.00%, 11/15/2009 - 12/15/2009                               159
        14     11.50%, 3/15/2013                                              16
                                                                      ----------
                                                                          83,840
                                                                      ----------

               U.S. TREASURY BOND (2.1%)
    20,750     5.38%, 2/15/2031                                           24,115
                                                                      ----------

               U.S. TREASURY INFLATION-INDEXED NOTES (1.7%)(f)
     8,297     3.38%, 1/15/2012                                            9,454
     8,465     3.50%, 1/15/2011                                            9,647
                                                                      ----------
                                                                          19,101
                                                                      ----------

               U.S. TREASURY NOTE (1.4%)
    15,000     3.88%, 2/15/2013                                           15,669
                                                                      ----------
               Total U.S. government & agency issues (cost: $237,567)    248,112
                                                                      ----------

               U.S. GOVERNMENT GUARANTEED BOND (0.2%)

     2,000     Perforadora Centrale S.A. de C.V. "A" Title XI,
                 5.24%, 12/15/2018 (cost: $2,000)                          2,138
                                                                      ----------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

 PRINCIPAL                                                                MARKET
    AMOUNT                                                                 VALUE
     (000)     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (7.9%)

$   14,000     Banc One Capital Markets, Inc., 1.34%, acquired on
                 5/30/2003 and due 6/02/2003 at $14,000
                 (collateralized by $14,375 Fannie Mae discount
                 notes, due 12/31/2003; market value of
                 $14,280)(b,c)                                        $   14,000
    52,225     Bank One Capital Markets, Inc., 1.35%, acquired on
                 5/30/2003 and due 6/02/2003 at $52,225
                 (collateralized by $57,414 in a U.S. Treasury
                 bill, U.S. Treasury notes, 2.00%-2.65%, and U.S.
                 Treasury Strips, due between 6/26/2003 and
                 2/15/2009; total market value of $53,526)(c)             52,225
     9,500     CS First Boston LLC, 1.32%, acquired on 5/30/2003
                 and due 6/02/2003 at $9,500 (collateralized by
                 $9,560 U.S. Treasury notes, 2.00%, due 5/15/2006;
                 market value of $9,686)(b,c)                              9,500
    13,500     Lehman Brothers, Inc., 1.32%, acquired on 5/30/2003
                 and due 6/02/2003 at $13,500 (collateralized by
                 $13,840 Fannie Mae discount notes, due 11/05/2003;
                 market value of $13,772)(b,c)                            13,500
       500     Morgan Stanley & Co., Inc., 1.34%, acquired on
                 5/30/2003 and due 6/02/2003 at $500 (collateralized
                 by $520 Fannie Mae discount notes, due 8/06/2003;
                 market value of $519)(b,c)                                  500
                                                                      ----------
               Total repurchase agreements (cost: $89,725)                89,725
                                                                      ----------

    NUMBER
 OF SHARES
----------
               MONEY MARKET INSTRUMENTS (2.5%)

               MONEY MARKET FUNDS (2.1%)
 2,437,222     AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.25%(a,b)                                     2,437
12,912,684     Merrill Lynch Premier Institutional Fund, 1.23%(a,b)       12,913
 8,453,531     SSgA U.S. Government Money Market Fund, 0.81%(a)            8,453
   247,761     SSgA U.S. Treasury Money Market Fund, 1.01%(a)                248
                                                                      ----------
               Total money market funds (cost: $24,051)                   24,051
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               OTHER (0.4%)
$    4,519     Fannie Mae, 0.99%, 6/02/2003 (cost: $4,519)                 4,519
                                                                      ----------
               Total money market instruments (cost: $28,570)             28,570
                                                                      ----------

               TOTAL INVESTMENTS (COST: $1,158,397)                   $1,234,213
                                                                      ==========

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                 The following table shows a breakdown of the Fund's entire portfolio by industry concentration. The U.S. Government classification includes repurchase agreements.

                                                                          % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                  NET ASSETS
------------------------------------------------------------------------------
      U.S. Government                                                    30.4%
      Pharmaceuticals                                                     7.8
      Gold                                                                4.8
      Diversified Banks                                                   3.7
      Integrated Oil & Gas                                                2.7
      Integrated Telecommunication Services                               2.4
      Broadcasting & Cable TV                                             2.1
      Money Market Funds                                                  2.1
      Other Diversified Financial Services                                2.1
      Property & Casualty Insurance                                       2.0
      Semiconductors                                                      1.9
      Systems Software                                                    1.8
      Oil & Gas Exploration & Production                                  1.7
      Industrial Conglomerates                                            1.6
      Soft Drinks                                                         1.6
      Computer Hardware                                                   1.4
      Electric Utilities                                                  1.4
      Packaged Foods & Meat                                               1.4
      Movies & Entertainment                                              1.3
      Publishing                                                          1.3
      Automobile Manufacturers                                            1.2
      Household Products                                                  1.2
      Multi-Line Insurance                                                1.2
      Diversified Chemicals                                               1.1
      Aerospace & Defense                                                 1.0
      Apparel Retail                                                      1.0
      Home Improvement Retail                                             1.0
      Other                                                              25.8
                                                                        -----
      Total                                                             109.0%
                                                                        =====

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

   (a) Rate represents the money market fund annualized seven-day yield at May 31, 2003.

   (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

   (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

   (d) At May 31, 2003, the cost of securities purchased on a when-issued basis was $52,320,000.

   (e) Represents less than 0.1% of net assets.

   (f) Treasury inflation-protected securities trade at the prevailing real, or after inflation, interest rates. The principal value adjusts periodically to the rate of inflation. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   *   Non-income-producing security for the year ended May 31, 2003.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (including securites on
      loan of $52,702) (identified cost of $1,158,397)                         $1,234,213
   Cash                                                                               184
   Cash denominated in foreign currencies (identified cost of $46)                     46
   Receivables:
      Capital shares sold                                                             851
      USAA Investment Management Company                                              860
      Dividends and interest                                                        4,145
      Securities sold                                                              10,011
      Other                                                                            20
                                                                               ----------
         Total assets                                                           1,250,330
                                                                               ----------

LIABILITIES

   Payable upon return of securities loaned                                        52,850
   Securities purchased (when-issued of $52,320)                                   63,622
   Unrealized depreciation on foreign currency contracts held, at value                 4
   Capital shares redeemed                                                            279
   USAA Investment Management Company                                                 702
   USAA Transfer Agency Company                                                       207
   Accounts payable and accrued expenses                                              122
                                                                               ----------
         Total liabilities                                                        117,786
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,132,544
                                                                               ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $1,107,154
   Accumulated undistributed net investment income                                  6,516
   Accumulated net realized loss on investments                                   (56,996)
   Net unrealized appreciation of investments                                      75,816
   Net unrealized appreciation on foreign currency translations                        54
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,132,544
                                                                               ==========

   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                     50,964
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    22.22
                                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $757)             $ 15,208
     Interest                                                        11,546
     Fees from securities loaned                                        126
                                                                   --------
         Total income                                                26,880
                                                                   --------

  Expenses:
     Management fees                                                  8,076
     Administrative and servicing fees                                1,595
     Transfer agent's fees                                            2,492
     Custodian's fees                                                   549
     Postage                                                            264
     Shareholder reporting fees                                         403
     Trustees' fees                                                       7
     Registration fees                                                   27
     Professional fees                                                  115
     Other                                                               16
                                                                   --------
         Total expenses                                              13,544
     Expenses reimbursed                                               (891)
     Expenses paid indirectly                                           (74)
                                                                   --------
         Net expenses                                                12,579
                                                                   --------
            Net investment income                                    14,301
                                                                   --------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on:
     Investments                                                    (25,601)
     Foreign currency transactions                                      (83)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                    (22,114)
     Foreign currency translations                                      (16)
                                                                   --------
         Net realized and unrealized loss                           (47,814)
                                                                   --------
Decrease in net assets resulting from operations                   $(33,513)
                                                                   ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEARS ENDED MAY 31,

                                                                         2003               2002
                                                                   -----------------------------
FROM OPERATIONS

   Net investment income                                           $   14,301         $   16,559
   Net realized gain (loss) on investments                            (25,601)             5,862
   Net realized loss on foreign currency transactions                     (83)              (134)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                    (22,114)           (52,774)
       Foreign currency translations                                      (16)               202
                                                                   -----------------------------
       Decrease in net assets resulting from operations               (33,513)           (30,285)
                                                                   -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              (13,120)           (22,558)
                                                                   -----------------------------
   Net realized gains                                                 (21,185)           (13,825)
                                                                   -----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                           85,029            312,159*
   Shares issued for dividends reinvested                              33,431             35,255
   Cost of shares redeemed                                           (115,229)           (99,716)
                                                                   -----------------------------
       Increase in net assets from capital share transactions           3,231            247,698
                                                                   -----------------------------
Net increase (decrease) in net assets                                 (64,587)           181,030

NET ASSETS

   Beginning of period                                              1,197,131          1,016,101
                                                                   -----------------------------
   End of period                                                   $1,132,544         $1,197,131
                                                                   =============================

Accumulated undistributed net investment income:
   End of period                                                   $    6,516         $    6,086
                                                                   =============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                          4,055             13,244*
   Shares issued for dividends reinvested                               1,600              1,542
   Shares redeemed                                                     (5,491)            (4,204)
                                                                   -----------------------------
       Increase in shares outstanding                                     164             10,582
                                                                   =============================

* INCLUDES $248,879 (10,573 SHARES) FROM ACQUISITION OF USAA GROWTH STRATEGY FUND ON APRIL 26, 2002.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

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           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the
         Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter equity securities are generally priced using the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Other debt and government securities are valued each
                    business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price

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           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                    securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 5. Securities that cannot be valued by the methods set forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, and if applicable, in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting

40

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           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                 records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                 year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $74,000.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, net outstanding when-issued commitments for the Fund were $52,320,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under

42

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $1,542,000, decrease accumulated undistributed net investment income by $751,000, and increase accumulated net realized loss on investments by $791,000. This reclassification has no effect on net assets.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                          2003              2002
                                                   -----------------------------
         Ordinary income*                          $16,655,000       $22,558,000

         Long-term realized capital gains           17,650,000        13,825,000

         * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

         For the fiscal year ended May 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

         As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $  6,556,000

         Accumulated capital and other losses                       (44,486,000)

         Unrealized appreciation of investments                      63,262,000

         Unrealized appreciation on foreign currency translations        58,000

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred capital loss of $21,729,000, a post-October currency loss of $42,000, and capital loss carryovers of $22,715,000 for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2008 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been

44

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         used or expire. The capital loss carryovers of the Fund include capital losses acquired from a merger on April 26, 2002, from which the Fund acquired all of the net assets of the USAA Growth Strategy Fund. The Fund also acquired unrealized capital losses as a result of this merger. The yearly utilization of the acquired capital losses and unrealized losses may be limited by the Internal Revenue Code.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $1,425,970,000 and $1,327,291,000, respectively.

         The cost of securities at May 31, 2003, for federal income tax purposes, was $1,170,951,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $93,199,000 and $29,937,000, respectively, resulting in net unrealized appreciation of $63,262,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         At May 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                                       FOREIGN CURRENCY CONTRACTS TO BUY
----------------------------------------------------------------------------------------------------------
                                          U.S. DOLLAR
EXCHANGE           CONTRACTS TO           VALUE AS OF       IN EXCHANGE       UNREALIZED       UNREALIZED
  DATE               RECEIVE                5/31/03       FOR U.S. DOLLAR    APPRECIATION     DEPRECIATION
----------------------------------------------------------------------------------------------------------
06/02/03               96                    $113              $114              $ -              $(1)
                  Euro Currency
06/03/03               37                      44                44                -                -
                  Euro Currency
06/04/03               48                      56                56                -                -
                  Euro Currency
06/02/03              2,957                   442               445                -               (3)
                 Norwegian Krone
06/03/03               428                     64                64                -                -
                 Norwegian Krone
06/04/03               572                     86                86                -                -
                 Norwegian Krone
----------------------------------------------------------------------------------------------------------
                                             $805              $809              $ -              $(4)
----------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2003, the Fund loaned securities having a fair market value of approximately $52,702,000 and received cash collateral of

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         $52,850,000 for the loans. The cash collateral was invested in securities, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages portions of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by subadvisers. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

                 the case of underperformance) the base fee, as referenced in the following chart:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%

    +/- 4.01% to 7.00%                   +/- 0.05%

    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                 For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $8,076,000, which included a performance adjustment of $101,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and MFS Investment Management (MFS), under which Wellington Management directs the investment and reinvestment of portions of the Fund's assets invested in U.S. stocks and real estate securities (as allocated from time to time by the Manager), and MFS directs the investment and reinvestment of the portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management and MFS a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,595,000.

48

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average annual net assets through September 30, 2003, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. After September 30, 2003, this agreement may be modified or terminated at any time. For the year ended May 31, 2003, the Fund incurred reimbursable expenses of $891,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,492,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(9) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

         and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's investment manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(10) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and other affiliated USAA funds at the then current market price with no brokerage commissions incurred. In many cases, multiple USAA funds participated as purchasers and sellers in the individual security transactions. The resulting costs that the Fund incurred for transactions in which the Fund was the purchaser, and the resulting realized gains/losses that the Fund incurred for transactions in which the Fund was the seller, were as follows:

                                                                                   NET REALIZED
                                                                       COST TO      GAIN (LOSS)
           SELLER                             PURCHASER               PURCHASER      TO SELLER
-------------------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund           USAA Precious Metals
                                           and Minerals Fund          $4,525,000    $   135,000

USAA Cornerstone Strategy Fund           Multiple USAA Funds           6,574,000       (907,000)

Multiple USAA Funds                      USAA Cornerstone
                                           Strategy Fund               7,314,000     (1,056,000)

USAA Precious Metals and                 USAA Cornerstone
  Minerals Fund                            Strategy Fund               6,126,000      3,814,000

50

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED MAY 31,
                                              ----------------------------------------------------------------------
                                                    2003           2002             2001           2000         1999
                                              ----------------------------------------------------------------------
Net asset value at beginning of period        $    23.57     $    25.26       $    26.27     $    27.29   $    29.89
                                              ----------------------------------------------------------------------
Income (loss) from investment operations:
      Net investment income                          .27            .39 (c)          .58            .63          .88
      Net realized and unrealized gain (loss)       (.93)         (1.16)(c)         (.40)           .80        (1.14)
                                              ----------------------------------------------------------------------
Total from investment operations                    (.66)          (.77)             .18           1.43         (.26)
                                              ----------------------------------------------------------------------
Less distributions:
      From net investment income                    (.26)          (.57)            (.48)          (.78)        (.81)
      From realized capital gains                   (.43)          (.35)            (.71)         (1.67)       (1.53)
                                              ----------------------------------------------------------------------
Total distributions                                 (.69)          (.92)           (1.19)         (2.45)       (2.34)
                                              ----------------------------------------------------------------------
Net asset value at end of period              $    22.22     $    23.57       $    25.26     $    26.27   $    27.29
                                              ======================================================================
Total return (%)*                                  (2.59)         (2.96)             .58           5.49         (.74)
Net assets at end of period (000)             $1,132,544     $1,197,131       $1,016,101     $1,097,170   $1,257,817
Ratio of expenses to average net assets (%)**       1.19(b)        1.16(a,b)        1.07(b)        1.09         1.05
Ratio of expenses to average net assets,
      excluding reimbursements (%)**                1.27(b)        1.17(b)           N/A            N/A          N/A
Ratio of net investment income to average
      net assets (%)**                              1.34           1.69(c)          2.26           2.43         3.12
Portfolio turnover (%)                            131.07          30.52            54.67          37.46        46.27

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the year ended May 31, 2003, average net assets were $1,063,624,000.
(a) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the
    Fund's average net assets through September 30, 2003.
(b) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                    (.01)%           -                -             N/A          N/A
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:
      Net investment income                                                   $      .39
      Net realized and unrealized loss                                        $    (1.16)
      Ratio of net investment income to average net assets                          1.70%

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           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2003

(12) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

52

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg
           Road, San Antonio, TX 78288.

           If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

           CHRISTOPHER W. CLAUS (2)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing and Remodeling (7/85-present).
           Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2)  MEMBER OF EXECUTIVE COMMITTEE

           (3)  MEMBER OF AUDIT COMMITTEE

           (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
           Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC
           (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98).
           Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

58

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                                                                              59

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60

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

            TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

      ADMINISTRATOR,         USAA Investment Management Company
 INVESTMENT ADVISER,         P.O. Box 659453
        UNDERWRITER,         San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT         USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

           CUSTODIAN         State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

INDEPENDENT AUDITORS         Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

           TELEPHONE         Call toll free - Central time
    ASSISTANCE HOURS         Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL         1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT         For account servicing, exchanges,
        MUTUAL FUNDS         or redemptions
                             1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL         24-hour service (from any phone)
   FUND PRICE QUOTES         1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND         (from touch-tone phones only)
   USAA TOUCHLINE(R)         For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS         USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
    USAA(R)       San Antonio, Texas 78288                 PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23405-0703                                   (C)2003, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.